POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (161)	$ (173)
Net defined benefit liability	194	204
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	472	419
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(633)	(592)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	161	173
Post-Retirement Insurance Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 33	$ 31